UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07868

Invesco Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Sheri Morris

1555 Peachtree Street, N.E., Suite 1800

Atlanta, Georgia 30309

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not Applicable.

Semiannual Report to Shareholders	August 31, 2021

Invesco Advantage Municipal Income Trust II
NYSE American: VKI

2	Trust Performance
2	Share Repurchase Program Notice
3	Dividend Reinvestment Plan
4	Schedule of Investments
21	Financial Statements
25	Financial Highlights
26	Notes to Financial Statements
31	Approval of Investment Advisory and Sub-Advisory Contracts
34	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Trust Performance

Performance summary
Cumulative total returns, 2/28/21 to 8/31/21

Trust at NAV	4.71%
Trust at Market Value	13.29
S&P Municipal Bond Index▼ (Broad Market Index)	2.50
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	2.99
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	4.64
Market Price Premium to NAV as of 8/31/21	3.17

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment-grade US municipal bonds with maturities equal to or greater than five years.

The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of closed-end general and insured leveraged municipal debt funds tracked by Lipper.

The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In September 2021, the Board of Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume

of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

2                     Invesco Advantage Municipal Income Trust II

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎ Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎ Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎ Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎ Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/ closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.

If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.

2.

If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.

You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

3                     Invesco Advantage Municipal Income Trust II

Schedule of Investments

August 31, 2021

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.79%(a)
Alabama–2.45%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$3,630	$4,308,997
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	195,825
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(b)(c)	5.00%	01/01/2027	940	1,160,550
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(d)	5.50%	01/01/2043	1,900	1,267,228
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,195	1,777,881
Series 2016 A, RB(e)	5.00%	09/01/2046	2,100	3,124,310
Southeast Energy Authority A Cooperative District No. 2; Series 2021 B, RB(c)	4.00%	12/01/2031	655	809,953
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(f)	5.25%	05/01/2044	615	724,289
				13,369,033

Alaska–0.64%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(e)	5.50%	10/01/2041	3,465	3,478,264

Arizona–3.83%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,870	2,128,978
Arizona (State of) Industrial Development Authority;
Series 2019-2, Class A, Ctfs.	3.63%	05/20/2033	808	921,094
Series 2020 A, RB(f)	5.00%	12/15/2050	300	345,563
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	5.00%	01/01/2038	1,200	1,260,979
Series 2019 B, RB	5.13%	01/01/2054	60	60,034
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(f)	5.25%	07/01/2047	870	894,680
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2030	1,000	1,096,628
Series 2017, Ref. RB	5.00%	11/15/2045	665	714,059
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(f)	5.00%	07/01/2054	165	192,251
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(f)	6.50%	07/01/2034	380	438,988
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,340	2,415,410
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(g)	5.00%	07/01/2042	1,160	1,405,466
Series 2017 A, RB(g)	5.00%	07/01/2047	1,855	2,227,877
Series 2020, RB(e)	5.00%	07/01/2049	2,250	2,821,885
Series 2020-XM0924, RB(e)	5.00%	07/01/2044	1,495	1,934,035
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(f)	5.00%	06/15/2052	270	287,386
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(f)	5.38%	07/01/2052	885	931,746
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	600	848,810
				20,925,869

Arkansas–0.12%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	628,780

California–16.63%
Anaheim (City of), CA Public Financing Authority (Anaheim Public Improvements); Series 1997 C, RB (INS - AGM)(h)(i)	0.00%	09/01/2021	7,265	7,265,000
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(e)(j)	5.00%	04/01/2027	1,890	2,357,482
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	900	847,664

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2037	$275	$334,985
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	8,390	688,309
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	124,439
Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,245	253,484
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,805	2,887,232
Series 2012, GO Bonds	5.00%	04/01/2042	2,060	2,116,301
Series 2012, Ref. GO Bonds	5.25%	02/01/2030	2,220	2,267,266
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,448,889
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,199,824
Series 2019, Ref. GO Bonds	5.00%	11/01/2039	1,560	1,979,761
Series 2020-XM0909, GO Bonds(e)	3.00%	11/01/2050	1,750	1,884,828
Series 2020-XX1123, Ctfs.(e)(j)	4.00%	03/01/2046	2,245	2,656,749
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(f)	5.00%	04/01/2049	625	710,817
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB	5.00%	05/01/2049	255	398,018
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	366	436,548
Series 2021-1, Class A, Ctfs.	3.50%	11/20/2035	621	736,203
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	145	167,272
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	940	1,185,232
California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(h)	4.00%	05/15/2039	500	603,665
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(g)	5.00%	12/31/2038	1,110	1,360,310
Series 2018 A, RB(g)	5.00%	12/31/2043	1,500	1,824,752
California (State of) Municipal Finance Authority (Orange County Civic Center Infrastructure Improvement Program-Phase I); Series 2017 A, RB	5.00%	06/01/2042	750	916,303
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(g)	4.00%	07/15/2029	1,240	1,448,227
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	185	209,496
California (State of) Pollution Control Finance Authority;
Series 2012, RB(f)(g)	5.00%	07/01/2027	930	998,767
Series 2012, RB(f)(g)	5.00%	07/01/2030	1,215	1,304,609
Series 2012, RB(f)(g)	5.00%	07/01/2037	2,685	2,815,694
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	742,017
Series 2016 A, RB(f)	5.00%	12/01/2041	1,030	1,160,258
Series 2016 A, RB(f)	5.25%	12/01/2056	750	843,528
California State University; Series 2020-XM0923, RB(e)	5.00%	11/01/2048	1,545	1,929,047
CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(f)	3.13%	08/01/2056	625	637,572
CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(f)	4.00%	09/01/2056	625	690,005
Series 2021, RB(f)	4.00%	08/01/2056	375	414,740
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	385	385,711
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(h)(i)	0.00%	01/15/2034	3,145	2,471,717
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	1,050	1,138,220
Series 2015, Ref. RB(b)(c)	5.00%	06/01/2025	1,650	1,936,721
Series 2015, Ref. RB	5.00%	06/01/2040	1,350	1,556,463
Series 2018 A-1, Ref. RB	5.00%	06/01/2035	1,015	1,239,218
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	875	904,164
Long Beach (City of), CA; Series 2020-XM0865, Ctfs.(e)	7.15%	05/15/2044	1,495	1,892,225
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB	5.00%	07/01/2037	1,200	1,247,702
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	435	684,310
Series 2009 B, RB	6.50%	11/01/2039	1,660	2,728,870

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	$1,500	$1,718,985
Oakland (Port of), CA; Series 2012 P, Ref. RB(b)(c)(g)	5.00%	05/01/2022	2,730	2,817,447
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB(b)(c)	7.50%	12/01/2021	1,655	1,684,711
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 A, Ref. RB(g)	5.00%	05/01/2036	875	1,101,850
Series 2019 A, Ref. RB(g)	5.00%	05/01/2039	1,760	2,200,660
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(b)(c)(e)	5.00%	11/01/2036	3,690	3,719,680
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	546,956
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	2,605	862,518
University of California;
Series 2018 AZ, Ref. RB(e)	4.00%	05/15/2048	1,780	2,050,709
Series 2020 BE, Ref. RB	5.00%	05/15/2042	2,205	2,837,002
Series 2020 BE, Ref. RB	4.00%	05/15/2047	1,740	2,058,166
Series 2021-XF1212, Revenue Ctfs.(e)	4.00%	05/15/2051	1,905	2,270,858
				90,900,156

Colorado–3.15%
Arkansas (State of) River Power Authority; Series 2006, RB(b)	5.88%	10/01/2026	925	1,073,997
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	857,736
Colorado (State of) Health Facilities Authority; Series 2020-XX1130, Ctfs.(e)(j)	5.00%	08/01/2044	935	1,160,566
Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2046	555	668,028
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,425,271
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(b)(c)	5.00%	06/01/2027	435	539,352
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	690	689,997
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	541,225
Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	543,320
Denver (City & County of), CO;
Series 2012 B, RB(b)(c)	5.00%	11/15/2022	1,400	1,481,386
Series 2018 A, Ref. RB(e)(g)	5.25%	12/01/2048	1,315	1,635,251
Series 2018 A-2, RB(i)	0.00%	08/01/2034	1,270	870,398
Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	371,685
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	727,739
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	569,461
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	556,858
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	1,500	2,342,644
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	623,509
White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	551,153
				17,229,576

District of Columbia–1.79%
District of Columbia (Provident Group-Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	535,772
Metropolitan Washington Airports Authority; Series 2021 A, Ref. RB(g)	4.00%	10/01/2041	2,250	2,692,862
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	5,005	5,127,350
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,433,783
				9,789,767

Florida–10.15%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	370	429,919
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB (Acquired 09/19/2013; Cost $1,002,245)(l)	8.13%	11/15/2041	1,000	1,001,050

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL;
Series 2012 A, RB(b)(c)	5.00%	10/01/2022	$2,460	$2,589,869
Series 2013 C, RB(b)(c)	5.25%	10/01/2023	1,900	2,099,112
Series 2015 A, RB(g)	5.00%	10/01/2045	1,075	1,251,530
Series 2017, RB(e)(g)(j)	5.00%	10/01/2047	1,935	2,336,195
Series 2019 B, RB(g)	4.00%	09/01/2044	625	719,179
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(f)	6.00%	07/01/2045	190	204,829
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(e)(j)	5.00%	07/01/2049	1,775	2,212,810
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(d)(f)(l)	7.75%	05/15/2035	1,000	680,000
County of Miami-Dade FL Water & Sewer System Revenue; Series 2021-XM0942, Revenue Ctfs.(e)	4.00%	10/01/2046	2,225	2,654,986
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(b)(c)	6.00%	04/01/2023	1,100	1,200,444
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,627,896
Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(f)(g)	7.38%	01/01/2049	490	538,765
Greater Orlando Aviation Authority; Series 2019 A, RB(g)	4.00%	10/01/2044	1,750	2,034,677
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(g)	5.00%	10/01/2048	1,555	1,917,173
JEA Electric System; Series 2012 3B, RB(b)(c)	5.00%	10/01/2021	155	155,606
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	558,498
Series 2020 A, Ref. RB	5.75%	08/15/2050	210	241,296
Series 2020 A, Ref. RB	5.75%	08/15/2055	790	903,109
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	310	312,794
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	790,107
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(b)(c)(g)	5.00%	10/01/2022	2,270	2,387,294
Series 2012 A, Ref. RB(b)(c)(g)	5.00%	10/01/2022	1,510	1,588,023
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	870	915,929
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,375	1,447,590
Series 2012 B, Ref. RB(b)(c)	5.00%	10/01/2022	1,450	1,526,549
Series 2016 A, Ref. RB	5.00%	10/01/2041	965	1,157,299
Series 2021 B-1, Ref. RB(g)	4.00%	10/01/2046	995	1,150,245
Series 2021 B-1, Ref. RB(g)	4.00%	10/01/2050	2,115	2,435,327
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(e)	5.00%	04/01/2053	2,890	3,453,442
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,000	1,003,352
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	185	185,755
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(g)	5.00%	10/01/2047	1,535	1,853,260
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2050	1,105	421,318
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	335	117,685
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	335	113,158
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	285	92,548
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	408,348
Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(b)(c)	5.00%	12/01/2024	1,125	1,298,105
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(e)	5.00%	10/01/2031	2,805	2,815,974
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	753,195
Reunion East Community Development District;
Series 2005, RB(d)(m)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	175	175,434
Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	496,596
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,099,287
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,141,981
				55,497,540

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–2.72%
Atlanta (City of), GA; Series 2015, Ref. RB(e)	5.00%	11/01/2040	$6,015	$6,971,496
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	2,439,079
Brookhaven Development Authority;
Series 2020, RB(e)(j)	4.00%	07/01/2044	845	989,249
Series 2020, RB(e)(j)	4.00%	07/01/2049	1,250	1,453,808
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	745	897,014
Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2046	660	755,621
Main Street Natural Gas, Inc.; Series 2021 C, RB(c)	4.00%	12/01/2028	1,120	1,340,557
				14,846,824

Hawaii–2.75%
Hawaii (State of);
Series 2014 EO, GO Bonds	5.00%	08/01/2033	4,500	5,089,585
Series 2015 A, RB(g)	5.00%	07/01/2041	645	744,487
Series 2015 A, RB(g)	5.00%	07/01/2045	1,295	1,496,335
Series 2018 A, RB(g)	5.00%	07/01/2043	1,150	1,413,258
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(b)	5.50%	07/01/2043	2,500	2,717,520
Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,053,185
Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, Ref. RB(e)	5.00%	07/01/2031	2,160	2,527,003
				15,041,373

Idaho–0.12%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	650	677,872

Illinois–18.34%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	555	556,266
Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(h)(i)	0.00%	01/01/2029	1,710	1,515,302
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	905,709
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	369,810
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	295,263
Series 2011 A, RB(b)(c)	5.25%	01/01/2022	2,785	2,832,481
Series 2012 A, GO Bonds	5.00%	01/01/2033	625	633,436
Series 2012 A, GO Bonds (INS - BAM)(h)	5.00%	01/01/2033	1,190	1,204,292
Series 2012, RB	5.00%	01/01/2042	2,585	2,621,327
Series 2014, RB	5.00%	11/01/2044	665	746,624
Series 2014, Ref. RB	5.00%	01/01/2029	890	936,146
Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,956,035
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,928,642
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(g)	5.50%	01/01/2031	2,600	2,767,846
Series 2014 A, Ref. RB(g)	5.00%	01/01/2041	950	1,043,496
Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	2,028,413
Series 2015 C, RB(g)	5.00%	01/01/2046	645	732,266
Series 2015 D, RB	5.00%	01/01/2046	450	514,236
Series 2017 D, RB	5.25%	01/01/2042	1,035	1,255,106
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	568,780
Series 2018 A, Ref. GO Bonds (INS - AGM)(h)	5.00%	12/01/2032	535	669,571
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	646,389
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	792,324
Chicago (City of), IL Metropolitan Water Reclamation District; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	1,000	1,474,704
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,335	1,595,038
Chicago (City of), IL Transit Authority;
Series 2011, RB(b)(c)(e)(j)	5.25%	12/01/2036	4,185	4,238,363
Series 2014, RB	5.00%	12/01/2044	2,590	2,950,487
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(h)	4.00%	01/01/2041	1,485	1,740,350

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	$575	$685,289
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(h)	5.25%	07/01/2029	1,660	1,806,702
Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,159,347
Series 2014, GO Bonds	5.00%	05/01/2035	355	391,144
Series 2014, GO Bonds	5.00%	05/01/2036	850	936,070
Series 2016, GO Bonds	5.00%	11/01/2036	895	1,041,215
Series 2017 C, GO Bonds	5.00%	11/01/2029	195	236,568
Series 2017 D, GO Bonds	5.00%	11/01/2024	115	131,106
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	2,267,791
Series 2018 A, GO Bonds	6.00%	05/01/2027	575	732,712
Series 2018 A, GO Bonds	5.00%	05/01/2030	935	1,147,226
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	1,550	1,556,026
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	435	457,306
Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,340,358
Illinois (State of) Finance Authority (Art Institute of Chicago);
Series 2012, RB(b)(c)	5.00%	03/01/2022	5	5,120
Series 2012, RB(b)(c)	5.00%	03/01/2022	995	1,019,027
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(b)(c)	5.00%	09/01/2024	1,100	1,256,278
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	270	270,412
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	2,000	2,073,345
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	51,581
Series 2019 A, Ref. RB	5.00%	11/01/2049	410	464,796
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	1,810	2,111,498
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	991	996,391
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,002,407
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,806,940
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	169,950
Series 2017, Ref. RB	5.25%	02/15/2037	145	159,292
Series 2017, Ref. RB	5.25%	02/15/2047	620	677,028
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(b)(c)(e)	5.25%	04/01/2023	2,460	2,656,758
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(h)(i)	0.00%	12/15/2029	2,100	1,830,885
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	4,500	5,214,064
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	920	1,018,030
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	840	927,802
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(e)	5.00%	01/01/2038	3,125	3,310,376
Series 2014 C, RB(e)	5.00%	01/01/2039	3,760	4,279,360
Series 2015 A, RB(e)	5.00%	01/01/2040	1,500	1,736,281
Peoria (County of), IL; Series 2011, GO Bonds(e)	5.00%	12/15/2041	3,425	3,437,979
Peoria, Moline & Freeport (Cities of), IL; Series 1995 A, RB (CEP - GNMA)(g)	7.60%	04/01/2027	10	10,000
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(h)	6.50%	07/01/2030	1,685	2,274,974
Series 2002 A, RB (INS - NATL)(h)	6.00%	07/01/2029	860	1,160,601
Series 2018 B, RB	5.00%	06/01/2040	1,730	2,150,414
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(e)	5.00%	01/01/2048	3,135	3,755,854
				100,235,005

Indiana–2.54%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB(b)	5.25%	10/01/2021	2,550	2,560,489
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(g)	5.00%	07/01/2035	500	540,031
Series 2013 A, RB(g)	5.00%	07/01/2048	440	474,198
Series 2013, RB(g)	5.00%	07/01/2040	2,940	3,172,613

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	$610	$625,824
Series 2012 A, RB	5.00%	06/01/2039	2,550	2,610,309
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(b)(c)	5.25%	07/01/2023	1,000	1,092,419
Series 2016 A, Ref. RB	5.00%	01/01/2042	940	1,125,323
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(g)	6.75%	01/01/2034	1,500	1,689,621
				13,890,827

Iowa–1.60%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	319,021
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	965	1,052,732
Series 2013, Ref. RB(c)	5.25%	12/01/2037	965	1,059,591
Series 2019, Ref. RB	3.13%	12/01/2022	220	224,315
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	375	429,051
Iowa (State of) Tobacco Settlement Authority;
Series 2021 A-2, Ref. RB	5.00%	06/01/2030	755	1,002,125
Series 2021 A-2, Ref. RB	4.00%	06/01/2049	900	1,047,407
Series 2021 B-1, Ref. RB	0.38%	06/01/2030	70	70,107
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,425	1,651,596
Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2065	10,165	1,912,799
				8,768,744

Kansas–0.24%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,215	1,333,874

Kentucky–2.29%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(c)(o)	1.42%	02/01/2025	530	534,456
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2047	835	880,170
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,682,493
Series 2015 A, RB	5.00%	01/01/2045	255	281,663
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	1,122,193
Series 2017 A, Ref. RB	5.00%	06/01/2045	775	897,469
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(c)	4.00%	02/01/2028	1,115	1,321,439
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,095,539
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(e)(h)(j)	5.00%	09/01/2044	2,860	3,579,296
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,102,963
				12,497,681

Louisiana–1.20%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB(b)(c)	5.25%	06/01/2023	2,000	2,174,593
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist) (Green Bonds); Series 2019, RB(f)	3.90%	11/01/2044	715	780,754
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	500	577,528
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2043	335	409,563
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.25%	05/15/2031	235	235,884
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,245	1,286,336
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,050	1,084,256
				6,548,914

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Maryland–1.24%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	$285	$340,640
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group); Series 2016 A, RB	5.50%	01/01/2046	1,120	1,343,875
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	697,628
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(b)(c)	5.00%	07/01/2024	1,205	1,367,438
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2038	500	595,408
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	935	1,218,104
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	754,842
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	440,834
				6,758,769

Massachusetts–1.17%
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	1,850	2,246,347
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,924,454
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(f)	5.00%	07/15/2036	235	293,378
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(g)	5.00%	07/01/2036	740	929,558
				6,393,737

Michigan–4.18%
Academy of Warren; Series 2020 A, Ref. RB(f)	5.50%	05/01/2050	250	264,795
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(e)(h)(j)	5.00%	07/01/2043	1,590	1,776,392
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB(e)	5.00%	04/15/2041	2,190	2,601,262
Series 2020, Ref. VRD RB(p)	0.06%	10/15/2042	500	500,000
Michigan (State of) Finance Authority; Series 2014 C-1, RB(b)(c)	5.00%	07/01/2022	950	988,635
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,415	1,646,982
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	757,601
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(h)	5.00%	07/01/2031	2,500	2,821,635
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	535,536
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	536,254
Series 2015, Ref. RB	5.00%	07/01/2035	970	1,126,784
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	139,003
Series 2020, Ref. RB	5.00%	06/01/2045	360	394,932
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(b)(c)	5.00%	06/01/2024	1,740	1,970,756
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(b)(e)(j)	5.00%	12/01/2046	2,965	3,593,392
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,265,174
Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(g)	5.00%	06/30/2033	600	746,089
Oakland University; Series 2012, RB	5.00%	03/01/2032	1,145	1,169,544
				22,834,766

Minnesota–0.35%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	432,221
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	925	1,139,864
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	341,644
				1,913,729

Mississippi–0.60%
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2046	1,000	1,171,306
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	835,550

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Mississippi–(continued)
West Rankin Utility Authority; Series 2018, RB(b)(c)	5.00%	01/01/2028	$1,010	$1,274,181
				3,281,037

Missouri–1.51%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	803,459
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,677,221
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(g)	5.00%	03/01/2046	900	1,099,356
Series 2019 B, RB (INS - AGM)(g)(h)	5.00%	03/01/2049	745	909,659
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	433,949
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	299,444
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,238,255
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,781,979
				8,243,322

Nebraska–1.56%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.25%	09/01/2037	1,000	1,049,577
Series 2012, RB(q)	5.00%	09/01/2042	3,250	3,403,040
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	213,644
Series 2017 A, Ref. RB	5.00%	09/01/2042	1,610	2,386,283
Central Plains Energy Project (No. 4); Series 2018, RB(c)	5.00%	01/01/2024	1,345	1,480,542
				8,533,086

New Hampshire–0.39%
New Hampshire (State of) Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,182
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,340	2,157,368
				2,158,550

New Jersey–6.70%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	685	850,861
New Jersey (State of) Economic Development Authority;
Series 2004 A, RB(b)(e)	5.25%	07/01/2026	6,625	8,123,778
Series 2005 N-1, Ref. RB (INS - NATL)(e)(h)(j)	5.50%	09/01/2022	2,820	2,967,991
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.13%	09/15/2023	345	362,535
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(g)	5.00%	10/01/2037	715	843,954
New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2037	900	1,069,816
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(g)	5.38%	01/01/2043	2,000	2,228,091
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(g)	5.00%	12/01/2024	830	951,591
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(h)(i)	0.00%	12/15/2037	1,500	1,069,456
Series 2010 D, RB	5.00%	12/15/2023	1,700	1,885,132
Series 2014, RB	5.00%	06/15/2030	685	866,832
Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,348,235
Series 2018 A, Ref. RB	5.00%	12/15/2024	355	408,492
Series 2018 A, Ref. RB	5.00%	12/15/2032	925	1,163,696
Series 2018 A, Ref. RB	5.00%	12/15/2036	440	549,357
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2029	1,190	1,418,822
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2030	405	481,651
Series 2018 A, Ref. RN(e)(j)	5.00%	06/15/2031	565	669,847
Series 2022 AA, Ref. RB	5.00%	06/15/2036	1,370	1,744,063
Subseries 2016 A-1, RN	5.00%	06/15/2028	770	920,611
New Jersey (State of) Turnpike Authority; Series 2013 A, RB(b)(c)	5.00%	07/01/2022	2,600	2,705,739

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	$925	$978,115
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,880	2,259,248
Series 2018 A, Ref. RB	5.25%	06/01/2046	625	765,409
				36,633,322

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	340,069

New York–20.68%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(f)(g)	5.25%	12/31/2033	200	221,222
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	2,073,071
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(e)(h)	4.00%	02/15/2047	2,470	2,766,321
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,518,405
Series 2016 A, Ref. RB	5.25%	11/15/2032	465	568,618
Series 2016 B, Ref. RB	5.00%	11/15/2037	110	130,406
Series 2019 A, RB (INS - AGM)(e)(h)	4.00%	11/15/2046	1,995	2,317,998
Series 2020 A-2, RB	4.00%	02/01/2022	870	883,554
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,756,635
Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	495,979
Series 2020 A-1, RB (INS - BAM)(h)	4.00%	11/15/2053	295	343,986
Series 2020 C-1, RB	5.25%	11/15/2055	995	1,235,882
New York & New Jersey (States of) Port Authority;
Series 2017 200, Ref. RB	5.25%	10/15/2057	735	897,159
Two Hundred Seventh Series 2018, Ref. RB(e)(g)(j)	5.00%	09/15/2028	2,460	3,114,342
New York (City of), NY;
Series 2020-XM0925, GO Bonds(e)	5.00%	08/01/2043	1,730	2,210,946
Series 2021-XM0937, Ctfs.(e)	4.00%	03/01/2047	1,935	2,266,831
New York (City of), NY Industrial Development Agency (Yankee Stadium); Series 2020, Ref. RB (INS - AGM)(h)	3.00%	03/01/2049	1,875	2,001,340
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(e)	5.00%	06/15/2045	5,515	5,725,658
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,084,676
Series 2020 GG-1, RB(e)	5.00%	06/15/2050	3,225	4,095,409
New York (City of), NY Transitional Finance Authority;
Series 2016 B-1, RB	5.00%	08/01/2040	1,000	1,198,218
Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,180,607
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	925	1,167,932
Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	650	818,834
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	3,194,536
New York (State of) Dormitory Authority;
Series 2018 E, RB(e)	5.00%	03/15/2045	4,260	5,326,620
Series 2021-XM0939, Revenue Ctfs.(e)	4.00%	03/15/2042	3,180	3,785,031
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(b)(c)	5.00%	02/15/2023	7,900	8,459,414
Series 2014 C, RB(e)	5.00%	03/15/2040	4,210	4,681,731
Series 2018 A, Ref. RB	5.25%	03/15/2038	925	1,184,138
New York (State of) Thruway Authority;
Series 2020-XM0830, Ctfs.(e)	4.00%	01/01/2050	4,030	4,691,825
Series 2020-XX1127, Ctfs. (INS - AGM)(e)(h)(j)	4.00%	01/01/2050	1,950	2,286,658
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(e)	5.00%	12/15/2031	2,785	3,086,350
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(e)	4.00%	11/01/2045	2,490	2,922,934
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(f)	5.00%	11/15/2044	4,375	4,837,506
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	2,000	2,046,857
New York Power Authority; Series 2020-XF0956, Ctfs.(e)	4.00%	11/15/2050	2,750	3,244,409

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(g)	5.25%	08/01/2031	$460	$554,390
Series 2020, Ref. RB(g)	5.38%	08/01/2036	705	901,016
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	1,285	1,288,052
Series 2016, Ref. RB(g)	5.00%	08/01/2031	1,000	1,002,337
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(g)	5.00%	01/01/2031	180	219,814
Series 2018, RB(g)	5.00%	01/01/2033	1,565	1,902,676
Series 2018, RB(g)	5.00%	01/01/2034	1,285	1,558,217
Series 2018, RB(g)	4.00%	01/01/2036	1,125	1,281,849
Series 2018, RB(g)	5.00%	01/01/2036	335	405,476
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(g)	5.00%	10/01/2040	1,495	1,878,421
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(g)	5.00%	07/01/2046	2,465	2,758,929
Series 2016 A, RB(g)	5.25%	01/01/2050	1,355	1,524,126
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,308,315
Tender Option Bond Trust Receipts/Certificates; Series 2021-XF2932, Revenue Ctfs.(e)	5.00%	06/15/2048	1,485	1,891,965
Triborough Bridge & Tunnel Authority; Series 2020-XL0169, Revenue Ctfs.(e)	5.00%	05/15/2051	1,620	2,084,508
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2021 A, RB	5.00%	11/15/2051	500	644,397
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	2,014,345
				113,040,871

North Carolina–2.56%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health Obligated Group); Series 2021, RB(c)	5.00%	12/01/2028	625	810,667
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB(p)	0.01%	01/15/2048	600	600,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(g)	5.00%	06/30/2054	1,810	1,985,909
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(b)(c)(e)	5.00%	10/01/2025	7,265	8,648,782
University of North Carolina at Chapel Hill; Series 2019, RB	5.00%	02/01/2049	1,230	1,922,080
				13,967,438

North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,859,269
Series 2017 C, RB	5.00%	06/01/2048	1,440	1,647,955
				3,507,224

Ohio–6.67%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	768,269
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	820	900,737
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	2,670	2,728,912
American Municipal Power, Inc. (Combined Hydroelectric); Series 2016 A, Ref. RB	5.00%	02/15/2037	1,095	1,292,250
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	405	477,955
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	417,626
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,365	2,718,224
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	6,125	7,127,618
Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	6,405	1,052,804
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	900	968,872
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(f)	5.00%	06/01/2028	590	642,934
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,553,903
Franklin (County of), OH (OhioHealth Corp.); Series 2011 A, RB(b)(c)(e)(j)	5.00%	11/15/2036	2,685	2,711,721
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(b)(c)	8.00%	07/01/2022	750	796,817
Hamilton (County of), OH (Christ Hospital); Series 2012, RB(b)(c)	5.25%	06/01/2022	2,750	2,854,693
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,264,560
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	1,885	2,258,443

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	$1,250	$1,518,597
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,003,922)(f)(l)	6.00%	04/01/2038	1,025	522,729
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(h)	5.00%	12/31/2039	615	698,342
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(c)(g)	2.60%	10/01/2029	1,000	1,058,413
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(f)(g)	4.25%	01/15/2038	440	510,913
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,245	1,592,445
				36,437,777

Oklahoma–1.77%
Edmond Public Works Authority;
Series 2017, RB(e)	5.00%	07/01/2042	2,035	2,478,421
Series 2017, RB(e)	5.00%	07/01/2047	1,985	2,407,549
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	3,745	4,627,305
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources,
Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $451,879)(d)(l)	5.00%	08/01/2052	1,485	148,500
				9,661,775

Oregon–0.65%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	418,738
University of Oregon; Series 2020, RB(e)(j)	5.00%	04/01/2050	2,500	3,150,979
				3,569,717

Pennsylvania–3.24%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	625	709,737
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,000	1,204,777
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(i)	0.00%	10/01/2036	500	312,732
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	564,253
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2040	600	723,162
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	740	852,350
Series 2018 A-2, RB	5.00%	12/01/2048	890	1,108,810
Series 2018 B, RB	5.25%	12/01/2048	875	1,103,761
Series 2021 A, RB	4.00%	12/01/2043	340	405,189
Series 2021 A, RB	4.00%	12/01/2044	375	445,845
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	1,000	1,107,791
Subseries 2017 B-1, RB	5.25%	06/01/2047	1,750	2,141,598
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	840	1,017,281
Series 2017 B, Ref. RB(g)	5.00%	07/01/2047	2,190	2,630,216
Series 2021, Ref. RB (INS - AGM)(g)(h)	4.00%	07/01/2039	1,335	1,600,424
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(f)	5.00%	06/15/2040	110	130,227
Series 2020, Ref. RB(f)	5.00%	06/15/2050	210	245,310
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	545	658,742
Series 2017 A, Ref. RB	5.00%	09/01/2047	645	770,549
				17,732,754

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.54%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$2,575	$2,644,137
Series 2002, RB	5.63%	05/15/2043	1,110	1,116,610
Series 2005 A, RB(i)	0.00%	05/15/2050	4,515	720,967
Series 2005 B, RB(i)	0.00%	05/15/2055	2,000	181,622
Series 2008 A, RB(i)	0.00%	05/15/2057	11,190	741,565
Series 2008 B, RB(i)	0.00%	05/15/2057	28,010	1,524,399
Puerto Rico (Commonwealth of); Series 2003 C-7, Ref. GO Bonds (INS - NATL)(h)	6.00%	07/01/2027	300	310,575
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB(b)	5.00%	07/01/2033	130	135,175
Series 2012 A, RB(b)	5.13%	07/01/2037	1,185	1,233,404
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	1,440	1,569,689
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	550	599,614
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	480	523,254
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(h)	4.75%	07/01/2038	500	508,560
Series 2007 CC, Ref. RB (INS - AGM)(h)	5.25%	07/01/2033	920	1,035,825
Series 2007 N, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	575	626,767
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	900	1,007,632
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	800	902,562
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(h)	6.00%	07/01/2024	1,510	1,557,874
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	335	309,249
Series 2018 A-1, RB(i)	0.00%	07/01/2029	785	690,382
Series 2018 A-1, RB(i)	0.00%	07/01/2031	1,830	1,483,939
Series 2018 A-1, RB(i)	0.00%	07/01/2033	650	490,059
Series 2018 A-1, RB(i)	0.00%	07/01/2046	6,235	2,083,355
Series 2018 A-1, RB(i)	0.00%	07/01/2051	11,375	2,764,296
Series 2018 A-1, RB	4.75%	07/01/2053	1,015	1,161,568
Series 2018 A-1, RB	5.00%	07/01/2058	2,965	3,433,052
Series 2019 A-2, RB	4.33%	07/01/2040	815	926,479
				30,282,610

Rhode Island–0.11%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	602,110

South Carolina–1.60%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(b)(c)	5.25%	08/01/2023	1,200	1,315,943
South Carolina (State of) Ports Authority;
Series 2015, RB(b)(c)(g)	5.25%	07/01/2025	2,620	3,105,845
Series 2015, RB(b)(c)(g)	5.25%	07/01/2025	180	213,379
Series 2015, RB(b)(c)(g)	5.25%	07/01/2025	850	1,007,621
South Carolina (State of) Public Service Authority;
Series 2014, Ref. RB	5.00%	12/01/2046	890	1,008,489
Series 2021 B, RB	4.00%	12/01/2047	1,780	2,099,710
				8,750,987

South Dakota–0.49%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,235	1,397,505
Series 2015, Ref. RB	5.00%	11/01/2045	1,100	1,274,967
				2,672,472

Tennessee–3.02%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,295	1,598,813
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(h)(i)	0.00%	07/01/2026	12,525	11,753,414

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2034	$715	$895,638
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(g)	5.00%	07/01/2049	490	612,871
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(c)	5.00%	11/01/2031	1,245	1,663,626
				16,524,362

Texas–15.86%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,600	1,688,102
Board of Regents of the University of Texas System; Series 2020 A, Ref. RB	3.50%	08/15/2050	1,145	1,425,291
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(g)(p)(r)	0.05%	10/01/2039	1,760	1,760,000
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	530	663,955
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,462,054
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2013 A, RB(g)	5.00%	11/01/2030	1,000	1,054,029
Harris (County of), TX Metropolitan Transit Authority; Series 2011 A, RB (LOC-Sumitomo Mitsui Bank Corp.)(b)(c)(e)(j)(r)	5.00%	11/01/2021	2,000	2,016,087
Houston (City of), TX; Series 2011 D, RB(b)(c)	5.00%	11/15/2021	3,150	3,181,348
Houston (City of), TX (United Airlines, Inc.);
Series 2018, RB(g)	5.00%	07/15/2028	375	452,689
Series 2021 A, RB(g)	4.00%	07/01/2041	435	474,019
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(g)	4.75%	07/01/2024	1,310	1,400,874
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,015	1,121,280
Lower Colorado River Authority;
Series 2012 A, Ref. RB(b)(c)	5.00%	05/15/2022	5	5,167
Series 2012 A, Ref. RB	5.00%	05/15/2039	2,270	2,342,447
Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(g)(h)	5.13%	11/01/2028	5,000	6,313,054
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(f)(g)	4.63%	10/01/2031	2,305	2,427,265
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	175	197,566
Series 2018, Ref. RB	5.00%	10/01/2028	1,000	1,123,080
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	693,786
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	1,116,404
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS -AGM)(h)	5.00%	04/01/2046	2,505	2,761,286
New Hope Cultural Education Facilities Finance Corp. (Forefront Living Plano); Series 2020 A, RB(f)	10.00%	12/01/2025	195	210,176
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	400,835
Series 2017, Ref. RB	5.00%	01/01/2047	460	497,237
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	1,870	2,097,619
North Texas Tollway Authority;
Series 2011 A, RB(b)(c)	5.50%	09/01/2021	3,180	3,180,000
Series 2015 B, Ref. RB(e)(j)	5.00%	01/01/2040	7,525	7,989,062
Richardson Independent School District; Series 2021, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2046	685	810,610
San Antonio (City of), TX;
Series 2013, RB(b)(c)	5.00%	02/01/2023	2,000	2,136,061
Series 2021 A, RB	5.00%	02/01/2049	1,000	1,274,807
San Antonio (City of), TX Water System; Series 2021 A, Ref. RB	4.00%	05/15/2051	970	1,157,241
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2021, Ref. RB	4.00%	04/01/2046	785	913,426
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(e)	5.00%	02/15/2047	2,585	3,082,710
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,753,943
Series 2016, Ref. RB	5.00%	05/15/2045	755	817,502
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB (Acquired 07/27/2007; Cost $1,000,000)(d)(l)	5.63%	11/15/2027	1,000	570,000
Series 2007, RB (Acquired 12/07/2007; Cost $527,418)(d)(l)	5.75%	11/16/2037	585	333,450

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(d)(l)	5.75%	02/15/2025	$335	$234,500
Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(d)(l)	6.38%	02/15/2048	1,490	1,043,000
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	71,671
Series 2020, Ref. RB	6.75%	11/15/2051	60	71,378
Series 2020, Ref. RB	6.88%	11/15/2055	60	71,642
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	3,210	3,838,344
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,290	1,526,724
Series 2019, RB(i)	0.00%	08/01/2040	1,500	732,781
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(b)(c)	5.00%	08/15/2022	3,310	3,464,417
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	2,650	1,528,513
Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	955	525,938
Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,344,710
Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	210	248,067
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	3,960	4,645,416
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(g)	5.00%	12/31/2055	870	975,411
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(g)	7.00%	12/31/2038	1,150	1,300,093
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(g)	5.00%	06/30/2058	1,780	2,163,661
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,016
				86,695,744

Utah–1.60%
Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	514,843
Salt Lake City (City of), UT;
Series 2017 A, RB(e)(g)	5.00%	07/01/2047	2,065	2,480,089
Series 2018 A, RB(g)	5.00%	07/01/2048	885	1,077,794
Series 2018 A, RB(g)	5.25%	07/01/2048	1,185	1,462,231
Series 2021 A, RB(g)	5.00%	07/01/2046	1,245	1,587,607
Utah (County of), UT; Series 2016 B, RB(e)	4.00%	05/15/2047	1,515	1,647,857
				8,770,421

Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, RB	5.00%	10/01/2025	475	476,197
Series 2010 A, RB	5.00%	10/01/2029	890	892,242
				1,368,439

Virginia–2.41%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	935	1,437,151
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $245,000)(l)	5.00%	09/01/2050	245	234,874
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(g)	5.00%	01/01/2040	280	284,344
Series 2019, RB(g)	5.00%	01/01/2044	1,480	1,502,392
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(g)	6.00%	01/01/2037	680	711,656
Series 2012, RB(g)	5.50%	01/01/2042	2,705	2,816,244
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(g)	5.00%	07/01/2034	2,735	2,778,137
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(g)	5.00%	12/31/2049	610	734,979
Series 2017, RB(g)	5.00%	12/31/2052	1,285	1,541,396

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                     Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	$1,000	$1,147,464
				13,188,637

Washington–3.48%
Kalispel Tribe of Indians; Series 2018 B, RB(f)	5.00%	01/01/2032	700	839,765
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	2,250	2,640,724
Seattle (Port of), WA; Series 2012 A, Ref. RB	5.00%	08/01/2030	2,265	2,362,545
Washington (State of); Series 2019 A, GO Bonds(e)	5.00%	08/01/2042	1,400	1,753,233
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	1,072,117
Series 2018, RB(e)(j)	5.00%	07/01/2048	3,130	3,823,182
Series 2018, RB	5.00%	07/01/2048	625	756,656
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(e)(j)	5.00%	08/01/2044	2,710	3,363,779
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(f)	5.00%	07/01/2046	325	352,744
Series 2016 A, Ref. RB(f)	5.00%	07/01/2051	270	292,661
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,759,745

				19,017,151

West Virginia–0.14%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(f)	7.50%	06/01/2043	625	741,612

Wisconsin–4.38%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(f)	6.75%	08/01/2031	685	780,650
Series 2017, RB(f)	6.75%	12/01/2042	1,595	1,821,968
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(e)(j)	5.00%	03/01/2046	2,880	3,369,410
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(f)	5.13%	06/15/2039	465	511,123
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2055	4,730	1,396,093
Series 2020 D, RB (INS - AGM)(h)(i)	0.00%	12/15/2060	18,280	4,286,631
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, Ref. RB	4.00%	11/15/2043	915	1,059,989
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,725,140
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(b)(c)	5.00%	08/15/2022	1,400	1,464,622
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(f)	6.13%	02/01/2050	310	343,137
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(f)	6.38%	01/01/2048	490	393,576
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,506,999
Series 2018 A, RB	5.35%	12/01/2045	1,255	1,496,731
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	772,189

				23,928,258

Wyoming–0.38%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(e)	5.00%	01/01/2027	1,675	2,063,042

TOTAL INVESTMENTS IN SECURITIES(s)–163.79% (Cost $823,221,482)				895,273,887

FLOATING RATE NOTE OBLIGATIONS–(23.76)%
Notes with interest and fee rates ranging from 0.54% to 0.79% at 08/31/2021 and contractual maturities of collateral ranging from 09/01/2022 to 04/01/2056 (See Note 1J)(t)				(129,890,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.51)%				(215,974,289)

OTHER ASSETS LESS LIABILITIES–(0.52)%				(2,811,070)

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$546,598,528

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                     Invesco Advantage Municipal Income Trust II

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at August 31, 2021 was $4,276,680, which represented less than 1% of the Trust’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(f)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2021 was $33,267,484, which represented 6.09% of the Trust’s Net Assets.

(g)	Security subject to the alternative minimum tax.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Zero coupon bond issued at a discount.
(j)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $38,597,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at August 31, 2021 was $4,768,103, which represented less than 1% of the Trust’s Net Assets.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2021.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2021.

(q)	Security subject to crossover refunding.
(r)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(s)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.00%

(t)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2021. At August 31, 2021, the Trust’s investments with a value of $214,443,693 are held by TOB Trusts and serve as collateral for the $129,890,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on total investments

As of August 31, 2021

Revenue Bonds	78.5%

Pre-Refunded Bonds	13.2

General Obligation Bonds	8.2

Other	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                     Invesco Advantage Municipal Income Trust II

Statement of Assets and Liabilities

August 31, 2021

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $823,221,482)	$895,273,887

Receivable for:
Investments sold	155,000

Interest	9,032,885

Investment for trustee deferred compensation and retirement plans	25,527

Total assets	904,487,299

Liabilities:
Floating rate note obligations	129,890,000

Variable rate muni term preferred shares ($0.01 par value, 2,160 shares issued with liquidation preference of $100,000 per share)	215,974,289

Payable for:
Investments purchased	9,208,672

Dividends	54,703

Amount due custodian	2,358,431

Accrued fees to affiliates	48,546

Accrued interest expense	179,549

Accrued trustees’ and officers’ fees and benefits	1,407

Accrued other operating expenses	147,647

Trustee deferred compensation and retirement plans	25,527

Total liabilities	357,888,771

Net assets applicable to common shares	$546,598,528

Net assets applicable to common shares consist of:
Shares of beneficial interest – common shares	$499,390,833

Distributable earnings	47,207,695

$546,598,528

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	44,391,551

Net asset value per common share	$12.31

Market value per common share	$12.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                     Invesco Advantage Municipal Income Trust II

Statement of Operations

For the six months ended August 31, 2021

(Unaudited)

Investment income:
Interest	$16,613,654

Expenses:
Advisory fees	2,468,019

Administrative services fees	39,113

Custodian fees	1,043

Interest, facilities and maintenance fees	1,808,114

Transfer agent fees	19,899

Trustees’ and officers’ fees and benefits	14,255

Registration and filing fees	12,482

Reports to shareholders	12,141

Professional services fees	57,782

Other	(113,678)

Total expenses	4,319,170

Net investment income	12,294,484

Realized and unrealized gain from:
Net realized gain from unaffiliated investment securities	1,366,272

Change in net unrealized appreciation of unaffiliated investment securities	11,108,256

Net realized and unrealized gain	12,474,528

Net increase in net assets resulting from operations applicable to common shares	$24,769,012

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                     Invesco Advantage Municipal Income Trust II

Statement of Changes in Net Assets

For the six months ended August 31, 2021 and the year ended February 28, 2021

(Unaudited)

	August 31,	February 28,
	2021	2021

Operations:
Net investment income	$12,294,484	$25,676,935

Net realized gain (loss)	1,366,272	(4,323,411)

Change in net unrealized appreciation (depreciation)	11,108,256	(15,306,455)

Net increase in net assets resulting from operations applicable to common shares	24,769,012	6,047,069

Distributions to common shareholders from distributable earnings	(12,917,941)	(24,171,201)

Net increase (decrease) in net assets applicable to common shares	11,851,071	(18,124,132)

Net assets applicable to common shares:
Beginning of period	534,747,457	552,871,589

End of period	$546,598,528	$534,747,457

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                     Invesco Advantage Municipal Income Trust II

Statement of Cash Flows

For the six months ended August 31, 2021

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$24,769,012

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(57,530,750)

Proceeds from sales of investments	52,789,662

Proceeds from sales of short-term investments, net	(1,086,684)

Amortization of premium on investment securities	3,990,341

Accretion of discount on investment securities	(1,414,931)

Net realized gain from investment securities	(1,366,272)

Net change in unrealized appreciation on investment securities	(11,108,256)

Change in operating assets and liabilities:

Decrease in receivables and other assets	102,334

Decrease in accrued expenses and other payables	(145,855)

Net cash provided by operating activities	8,998,601

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from distributable earnings	(12,916,427)

Increase in payable for amount due custodian	2,358,431

Proceeds of TOB Trusts	9,455,000

Repayments of TOB Trusts	(9,585,000)

Net cash provided by (used in) financing activities	(10,687,996)

Net decrease in cash and cash equivalents	(1,689,395)

Cash and cash equivalents at beginning of period	1,689,395

Cash and cash equivalents at end of period	$–

Supplemental disclosure of cash flow information:
Cash paid during the period for taxes	$(22,951)

Cash paid during the period for interest, facilities and maintenance fees	$1,807,756

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                     Invesco Advantage Municipal Income Trust II

Financial Highlights

August 31, 2021

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six Months Ended		Year Ended	Year Ended	Years Ended February 28,
	August 31,		February 28,	February 29,
	2021		2021	2020	2019	2018	2017

Net asset value per common share, beginning of period	$ 12.05		$ 12.45	$ 11.55	$ 11.81	$ 12.03	$ 12.70

Net investment income(a)	0.28		0.58	0.51	0.55	0.66	0.70

Net gains (losses) on securities (both realized and unrealized)	0.27		(0.44)	0.93	(0.20)	(0.22)	(0.65)

Total from investment operations	0.55		0.14	1.44	0.35	0.44	0.05

Less:
Dividends paid to common shareholders from net investment income	(0.29)		(0.54)	(0.52)	(0.59)	(0.66)	(0.72)

Return of capital	–		–	(0.02)	(0.02)	–	–

Total distributions	(0.29)		(0.54)	(0.54)	(0.61)	(0.66)	(0.72)

Net asset value per common share, end of period	$ 12.31		$ 12.05	$ 12.45	$ 11.55	$ 11.81	$ 12.03

Market value per common share, end of period	$ 12.71		$ 11.49	$ 11.21	$ 10.67	$ 10.86	$ 11.31

Total return at net asset value(b)	4.62%		1.75%	13.11%	3.61%	3.99%	0.48%

Total return at market value(c)	13.29%		7.75%	10.24%	4.08%	1.72%	(1.01)%

Net assets applicable to common shares, end of period (000’s omitted)	$546,599		$534,747	$552,872	$512,613	$524,065	$533,812

Portfolio turnover rate(d)	6%		20%	9%	14%	12%	12%

Ratios/supplemental data based on average net assets applicable to common shares outstanding:
Ratio of expenses:

With fee waivers and/or expense reimbursements	1.57	%(e)	1.84%	2.57%	2.58%	2.25%	2.04%

With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.91	%(e)	0.97%	1.01%	1.01%	1.05%	1.00%

Without fee waivers and/or expense reimbursements	1.57	%(e)	1.84%	2.57%	2.58%	2.25%	2.04%

Ratio of net investment income to average net assets	4.47	%(e)	4.89%	4.26%	4.74%	5.44%	5.56%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$216,000		$216,000	$216,000	$216,000	$216,000	$231,000

Asset coverage per preferred share(f)	$353,055		$347,568	$355,959	$337,321	$342,623	$331,087

Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.

(c)

Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.

(d)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)

Calculated by subtracting the Trust’s total liabilities (not including preferred shares, at liquidation value) from the Trust’s total assets and dividing this by the total number of preferred shares outstanding.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                     Invesco Advantage Municipal Income Trust II

Notes to Financial Statements

August 31, 2021

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage Municipal Income Trust II (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.

E.

Federal Income Taxes – The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.

26                     Invesco Advantage Municipal Income Trust II

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Cash and Cash Equivalents – For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.

J.

Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.

Other Risks - The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

The current low interest rate environment was created in part by the Federal Reserve Board (FRB) and certain foreign central banks keeping the federal funds and equivalent foreign rates near historical lows. Increases in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. In addition, decreases in fixed income dealer

27                     Invesco Advantage Municipal Income Trust II

market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Trust’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Trust’s transaction costs.

L.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally.

The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on the Trust’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2021, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Trust. Pursuant to a custody agreement with the Trust, SSB also serves as the Trust’s custodian.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$894,777,289	$496,598	$895,273,887

NOTE 4–Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2021, the Trust engaged in securities purchases of $6,760,087 and securities sales of $12,840,093, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6–Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2021 were $131,242,714 and 0.84%, respectively.

28                     Invesco Advantage Municipal Income Trust II

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2021, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$15,354,814	$10,046,187	$25,401,001

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2021 was $65,579,881 and $52,944,662, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$77,470,004

Aggregate unrealized (depreciation) of investments	(7,411,497)

Net unrealized appreciation of investments	$70,058,507

Cost of investments for tax purposes is $825,215,380.

NOTE 9–Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months Ended	Year Ended
	August 31,	February 28,
	2021	2021

Beginning shares	44,391,551	44,391,551

Shares issued through dividend reinvestment	–	–

Ending shares	44,391,551	44,391,551

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10–Variable Rate Muni Term Preferred Shares

On May 15, 2012, the Trust issued 2,310 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 15, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On December 31, 2014, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 31, 2017, unless earlier redeemed, repurchased or extended. On June 1, 2017, the Trust redeemed 150 Series 2015/6-VKI VMTP Shares, with a liquidation preference of $100,000 per share to pay holders of record as of May 31, 2017, the redemption price, including accumulated but unpaid dividends, to the holders of VMTP Shares called for redemption on such date, in connection with the partial redemption. In addition, on June 1, 2017, the Trust extended the term of the remaining outstanding VMTP Shares and was required to redeem all outstanding VMTP Shares on June 1, 2020, unless earlier redeemed, repurchased or extended. On November 19, 2019, the Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2022, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2021, the dividend rate is equal to the SIFMA Index plus a spread of 1.05%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2021 were $216,000,000 and 1.09%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger an increased rate which, if not cured, could cause the mandatory redemption of VMTP Shares at the liquidation preference plus any accumulated but unpaid dividends.

29                     Invesco Advantage Municipal Income Trust II

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the credit rating on the VMTP Shares, and therefore the “spread” on the VMTP Shares (determined in accordance with the VMTP Shares’ governing document) remains unchanged. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11–Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2021:

Declaration Date	Amount per Share	Record Date	Payable Date

September 1, 2021	$0.0485	September 14, 2021	September 30, 2021

October 1, 2021	$0.0485	October 14, 2021	October 29, 2021

30                     Invesco Advantage Municipal Income Trust II

Approval of Investment Advisory and Sub-Advisory Contracts

At meetings held on June 10, 2021, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2021. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board has established an Investments Committee, which in turn has established Sub-Committees that meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board has established additional standing and ad hoc committees that meet regularly throughout the year to review matters within their purview. The Board took into account evaluations and reports that it received from its committees and sub-committees, as well as the information provided to the Board and its committees and sub-committees throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee and expense data regarding the Invesco Funds prepared by Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year and as part of meetings convened on April 27, 2021 and June 10, 2021, the independent Trustees also discussed the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement and sub-advisory contracts, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. The information received and considered by the Board was current as of various dates prior to the Board’s approval on June 10, 2021.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process and oversight, credit analysis, and research capabilities. The Board considered information regarding Invesco Advisers’ programs for and resources devoted to risk management, including management of investment, enterprise, operational, liquidity, valuation and compliance risks, and technology used to manage such risks. The Board considered the additional services provided to the Fund due to the fact that the Fund is a closed-end fund, including, but not limited to, leverage management and monitoring, evaluating, and, where appropriate, making recommendations with respect to the Fund’s trading discount, share repurchase program, and distribution rates, as well as shareholder relations activities. The Board received a description of Invesco Advisers’ business continuity plans and of its approach to data privacy and cybersecurity, including related testing. The Board considered how the cybersecurity and business continuity plans of Invesco Advisers and its key service providers operated in the increased remote working environment resulting from the novel coronavirus (“COVID-19”) pandemic. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds, such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board observed that Invesco Advisers has been able to effectively manage, operate, and oversee the Invesco Funds through the challenging COVID-19 pandemic period. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in running an investment management business, as well as its commitment of financial and other resources to such business. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided to the Fund by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2020 to the performance of funds in the Broadridge performance universe and against the S&P Municipal Bond 5+ Year Investment Grade Index (Index). The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and reasonably comparable to the performance of the Index for the three and five year periods. The Board noted that underweight exposure to local and state general obligation bonds detracted from the Fund’s performance. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics, which did not change its conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

31                     Invesco Advantage Municipal Income Trust II

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge is not able to provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in calculating expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s total expenses were in the fourth quintile of its expense group and discussed with management reasons for such relative total expenses.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts. The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through Invesco Advisers’ ability to negotiate lower fee arrangements with third party service providers. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as Invesco Advisers’ investment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted that such methodology had recently been reviewed and enhanced. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to most Funds individually. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive, given the nature, extent and quality of the services provided. The Board noted that Invesco Advisers provided information demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement, and provided representations indicating that the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in registered money market funds advised by Invesco Advisers. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the fees paid by the affiliated money market funds to Invesco Advisers and its affiliates. In this regard, the Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to the Fund’s investments. The Board also noted that Invesco Advisers has contractually agreed to waive through varying periods an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

At meetings held on June 10, 2019, the Board of Trustees (the Board or the Trustees) of Invesco Advantage Municipal Income Trust II (the Fund) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Fund’s Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2019. After evaluating the factors discussed below, among others, the Board approved the renewal of the Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable by the Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established three Sub-Committees which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). As part of a regularly scheduled basis of in-person Board meetings, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent mutual fund data provider. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 10, 2019.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board also reviewed and considered the benefits to shareholders of investing in a fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board reviewed and considered information about the resources that Invesco Advisers intends to continue to commit to managing the Invesco family of funds following Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its

32                     Invesco Advantage Municipal Income Trust II

subsidiaries. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2018 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Board noted that overweight exposure to and selection in certain securities and states detracted from the Fund’s performance. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions. The Board also reviewed supplementally historic premium and discount levels of the Fund as provided to the Board at meetings throughout the year.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other similarly managed mutual funds or client accounts.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board considered Invesco’s reinvestment in its business, including investments in business infrastructure and cybersecurity. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board considered the methodology used for calculating profitability and noted the periodic review of such methodology by an independent consultant. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide additional services to the Fund.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board considered information regarding the returns of the affiliated money market funds relative to comparable overnight investments, as well as the costs to the Fund of such investments. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

33                     Invesco Advantage Municipal Income Trust II

Proxy Results

A Virtual Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Advantage Municipal Income Trust II (the “Fund”) was held on August 6, 2021. The Meeting was held for the following purposes:

(1). Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

The results of the voting on the above matters were as follows:

	Matter	Votes For	Votes Withheld
(1).	Jack M. Fields	36,991,916.78	1,195,746.58
	Martin L. Flanagan	37,004,664.78	1,182,998.58
	Elizabeth Krentzman	37,140,118.78	1,047,544.58
	Robert C. Troccoli	36,957,326.78	1,230,336.58
	James D. Vaughn	36,951,779.78	1,235,883.58

34                     Invesco Advantage Municipal Income Trust II

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Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its portfolio holdings four times each fiscal year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Form N-PORT filings on the SEC website at sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

SEC file number(s): 811-07868	VK-CE-AMINC2-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 21, 2021, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 21, 2021, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Advantage Municipal Income Trust II

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 4, 2021

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	November 4, 2021